Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 1.6%
EIG Pearl Holdings Sarl, 3.5450%, 8/31/36 (144A)	$600,000		$571,550
Galaxy Pipeline Assets Bidco Ltd, 2.6250%, 3/31/36	550,000		493,830
JP Morgan Mortgage Trust 2019-1 A15, 4.0000%, 5/25/49 (144A)‡	163,747		162,088
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	49,868		49,904
Mortgage Funding 2008-1 PLC,
ICE LIBOR GBP 3 Month + 1.1000%, 2.1221%, 3/13/46‡	238,055	GBP	312,661
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 1.1391%, 12/5/59 (144A)‡	179,737		181,218
RMAC Securities No 1 2006-NS3X PLC,
SONIA Interest Rate Benchmark + 0.2693%, 1.1721%, 6/12/44‡	605,148	GBP	764,879
RMAC Securities No 1 2006-NS4X PLC,
SONIA Interest Rate Benchmark + 0.2893%, 1.1921%, 6/12/44‡	604,134	GBP	767,299
RMAC Securities No 1 PLC,
SONIA Interest Rate Benchmark + 0.2693%, 0.2446%, 6/12/44‡	171,832	GBP	218,939
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,574,092)			3,522,368
Corporate Bonds– 36.1%
Banking – 5.9%
Bank of America Corp,
Euro Interbank Offered Rate 3 Month + 3.6700%, 3.6480%, 3/31/29‡	414,000	EUR	506,142
BNP Paribas SA, 2.8750%, 2/24/29	700,000	GBP	907,313
Citigroup Inc, SOFR + 1.2800%, 3.0700%, 2/24/28‡	1,000,000		973,959
Citigroup Inc, SOFR + 4.5480%, 5.3160%, 3/26/41‡	627,000		733,920
Credit Agricole SA, 1.1250%, 2/24/29	800,000	EUR	865,603
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	372,000		351,153
Credit Suisse Group AG, EURIBOR ICE SWAP Rate + 3.5000%, 3.2500%, 4/2/26‡	600,000	EUR	683,957
Credit Suisse Group AG, UK Gilts 1 Year + 2.2300%, 2.2500%, 6/9/28‡	400,000	GBP	492,700
Credit Suisse Group AG, 0.6250%, 1/18/33	520,000	EUR	466,209
HSBC Holdings PLC, SOFR + 1.9290%, 2.0990%, 6/4/26‡	1,100,000		1,046,071
JPMorgan Chase & Co,
Euro Interbank Offered Rate 3 Month + 0.7600%, 1.0900%, 3/11/27‡	600,000	EUR	653,430
JPMorgan Chase & Co, SOFR + 3.7900%, 4.4930%, 3/24/31‡	896,000		949,705
Morgan Stanley, SOFR + 0.9400%, 2.6300%, 2/18/26‡	1,200,000		1,177,128
Natwest Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.9850%, 5.1250%‡,µ	200,000	GBP	258,816
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	222,000	GBP	290,796
Standard Chartered PLC, EUR SWAP ANNUAL 5 YR + 2.8000%, 2.5000%, 9/9/30‡	307,000	EUR	338,943
Stichting AK Rabobank Certificaten, 6.5000%‡,µ	500,000	EUR	645,269
SVB Financial Group, 3.1250%, 6/5/30	254,000		244,175
Svenska Handelsbanken AB, 1.3750%, 2/23/29	660,000	EUR	721,018
Wells Fargo & Co, SOFR + 2.1000%, 2.3930%, 6/2/28‡	1,100,000		1,040,160
			13,346,467
Basic Industry – 0.8%
Alpek SAB de CV, 3.2500%, 2/25/31 (144A)	1,240,000		1,129,950
Alrosa Finance SA, 3.1000%, 6/25/27	595,000		124,950
Constellium SE, 3.1250%, 7/15/29	583,000	EUR	589,590
			1,844,490
Capital Goods – 2.5%
Arcelik AS, 5.0000%, 4/3/23	700,000		697,976
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	200,000		197,073
Boeing Co, 1.4330%, 2/4/24	1,300,000		1,257,372
Boeing Co, 2.1960%, 2/4/26	701,000		662,737
CANPACK SA / Eastern PA Land Invetment Holding LLC, 2.3750%, 11/1/27 (144A)	230,000	EUR	233,414
GCC SAB de CV, 3.6140%, 4/20/32 (144A)#	710,000		658,525
HT Troplast GmbH, 9.2500%, 7/15/25	550,000	EUR	606,842
Kleopatra Finco Sarl, 4.2500%, 3/1/26	591,000	EUR	576,893
Siemens Financieringsmaatschappij NV, 1.0000%, 2/25/30	800,000	EUR	867,900
			5,758,732
Communications – 4.8%
Activision Blizzard Inc, 1.3500%, 9/15/30	198,000		171,626
Activision Blizzard Inc, 2.5000%, 9/15/50	800,000		657,235
AT&T Inc, 2.7500%, 6/1/31	1,154,000		1,082,081
AT&T Inc, 3.8500%, 6/1/60	574,000		513,795
Axiom Telecom LLC, 7.3750%, 2/16/27 (144A)	620,000		599,850
Cellnex Finance Co SA, 1.2500%, 1/15/29	700,000	EUR	676,804
Comcast Corp, 2.8000%, 1/15/51	570,000		480,662
HTA Group Ltd, 7.0000%, 12/18/25	700,000		692,160
MTN Mauritius Investments Ltd, 4.7550%, 11/11/24	700,000		701,750

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Netflix Inc, 4.6250%, 5/15/29	839,000	EUR	$1,046,523
Orange SA, EUR SWAP ANNUAL 5 YR + 2.3590%, 2.3750%‡,µ	600,000	EUR	668,164
Prosus NV, 3.0610%, 7/13/31	$350,000		290,740
T-Mobile USA Inc, 2.5500%, 2/15/31	788,000		714,560
Verizon Communications Inc, 3.0000%, 3/22/27	289,000		285,624
Vmed O2 UK Financing I PLC, 4.7500%, 7/15/31 (144A)	1,200,000		1,131,000
VMED O2 UK Financing I PLC, 4.0000%, 1/31/29	510,000	GBP	612,398
VZ Vendor Financing II BV, 2.8750%, 1/15/29	610,000	EUR	607,865
			10,932,837
Consumer Cyclical – 1.5%
Alibaba Group Holding Ltd, 2.1250%, 2/9/31#	625,000		543,152
Amazon.com Inc, 2.7000%, 6/3/60	606,000		500,472
Atlas LuxCo 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp,
3.6250%, 6/1/28	583,000	EUR	588,430
Dollar General Corp, 3.5000%, 4/3/30	211,000		209,893
Melco Resorts Finance Ltd, 5.7500%, 7/21/28	350,000		308,175
Pinnacle Bidco PLC, 6.3750%, 2/15/25	530,000	GBP	694,364
Schaeffler AG, 3.3750%, 10/12/28	600,000	EUR	649,892
			3,494,378
Consumer Non-Cyclical – 5.2%
Agilent Technologies Inc, 2.1000%, 6/4/30	1,100,000		987,296
Altria Group Inc, 3.4000%, 5/6/30	666,000		640,517
Amgen Inc, 3.0000%, 2/22/29	771,000		756,867
Biogen Inc, 2.2500%, 5/1/30	1,113,000		1,001,417
Cheplapharm Arzneimittel GmbH, 3.5000%, 2/11/27	610,000	EUR	656,164
Dentsply Sirona Inc, 3.2500%, 6/1/30#	794,000		765,074
Hasbro Inc, 3.9000%, 11/19/29	753,000		755,601
HCA Inc, 3.5000%, 9/1/30	728,000		703,294
Iceland Bondco PLC, 4.3750%, 5/15/28	401,000	GBP	439,628
IQVIA Inc, 1.7500%, 3/15/26	227,000	EUR	244,817
IQVIA Inc, 2.2500%, 3/15/29	268,000	EUR	271,064
Kellogg Co, 2.1000%, 6/1/30#	1,238,000		1,111,136
Kraft Heinz Foods Co, 4.8750%, 10/1/49	658,000		693,289
Mars Inc, 4.1250%, 4/1/54 (144A)	553,000		589,928
McCormick & Co Inc/MD, 2.5000%, 4/15/30	194,000		179,915
Oriflame Investment Holding PLC, 5.1250%, 5/4/26	400,000		320,000
Sysco Corp, 5.9500%, 4/1/30	136,000		157,756
Takeda Pharmaceutical Co Ltd, 3.0000%, 11/21/30	467,000	EUR	561,776
Takeda Pharmaceutical Co Ltd, 2.0000%, 7/9/40	390,000	EUR	407,579
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	347,000		314,170
Ulker Biskuvi Sanayi AS, 6.9500%, 10/30/25	350,000		305,648
			11,862,936
Electric – 0.9%
AEP Transmission Co LLC, 3.6500%, 4/1/50	192,000		185,180
Ameren Corp, 3.5000%, 1/15/31	195,000		192,353
Berkshire Hathaway Energy Co, 3.7000%, 7/15/30	171,000		175,649
Black Hills Corp, 2.5000%, 6/15/30	176,000		159,954
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	95,000		84,725
East Ohio Gas Co/The, 3.0000%, 6/15/50 (144A)	108,000		93,293
Elia Transmission Belgium SA, 0.8750%, 4/28/30	200,000	EUR	205,367
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	476,235
National Grid Electrcity Transmission PLC, 0.8230%, 7/7/32	474,000	EUR	466,864
			2,039,620
Electrical Equipment – 0.2%
Signify NV, 2.3750%, 5/11/27	467,000	EUR	527,820
Energy – 0.5%
PTTEP Treasury Center Co Ltd, 2.5870%, 6/10/27 (144A)	475,000		454,922
Repsol International Finance BV, EUR SWAP ANNUAL 5 YR + 4.4090%, 4.2470%‡,µ	550,000	EUR	610,602
			1,065,524
Finance Companies – 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.3000%, 1/30/32	656,000		591,357
Peach Property Finance GmbH, 4.3750%, 11/15/25 (144A)	540,000	EUR	591,115
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	780,000		683,202
			1,865,674
Financial Institutions – 1.6%
Citycon Oyj, EURIBOR ICE SWAP Rate + 4.1790%, 3.6250%‡,µ	584,000	EUR	553,782
Country Garden Holdings Co Ltd, 5.4000%, 5/27/25	830,000		635,365
CPI Property Group SA, 2.7500%, 5/12/26	585,000	EUR	647,196
CPI Property Group SA, 1.6250%, 4/23/27	700,000	EUR	712,128
Sirius Real Estate Ltd, 1.7500%, 11/24/28	600,000	EUR	579,174
Yanlord Land HK Co Ltd, 6.8000%, 2/27/24	265,000		251,883

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Financial Institutions– (continued)
Yanlord Land HK Co Ltd, 5.1250%, 5/20/26	$350,000		$309,750
			3,689,278
Government Sponsored – 2.5%
Abu Dhabi National Energy Co, 2.0000%, 4/29/28 (144A)	517,000		481,503
China Development Bank, 3.3400%, 7/14/25	6,540,000	CNY	1,050,138
Emirates NDB Bank PJSC, USD Constant Maturity 6 Year + 3.6560%, 6.1250%‡,µ	700,000		702,328
Lamar Funding Ltd, 3.9580%, 5/7/25	350,000		342,416
Petrobras Global Finance BV, 5.6000%, 1/3/31	629,000		636,863
Petroleos Mexicanos, 6.7000%, 2/16/32 (144A)	491,000		467,164
Qatar Petroleum, 1.3750%, 9/12/26 (144A)	790,000		736,707
Qatar Petroleum, 2.2500%, 7/12/31 (144A)	670,000		616,494
SA Global Sukuk Ltd, 2.6940%, 6/17/31 (144A)	310,000		293,310
Saudi Electricity Global Sukuk Co 2, 5.0600%, 4/8/43	400,000		431,107
			5,758,030
Insurance – 2.2%
Aia Group Ltd, 3.3750%, 4/7/30 (144A)	450,000		447,551
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	150,000	GBP	193,187
Centene Corp, 2.4500%, 7/15/28	769,000		702,635
Cia de Seguros Fidelidade SA,
EUR SWAP ANNUAL 5 YR + 4.4880%, 4.2500%, 9/4/31‡	200,000	EUR	224,811
Credit Agricole Assurances SA, 2.0000%, 7/17/30	400,000	EUR	419,975
Galaxy Bidco Ltd, 6.5000%, 7/31/26	490,000	GBP	632,306
Health Care Service Corp, 2.2000%, 6/1/30 (144A)	1,100,000		999,469
Massachusetts Mutual Life Insurance Co, 3.3750%, 4/15/50 (144A)	467,000		419,506
New York Life Global Funding, 0.7500%, 12/14/28	600,000	GBP	698,581
PacifiCorp, 3.3000%, 3/15/51	222,000		203,593
			4,941,614
Real Estate Investment Trusts (REITs) – 0.4%
Agree LP, 2.9000%, 10/1/30	176,000		164,287
MPT Operating Partnership LP / MPT Finance Corp, 3.3750%, 4/24/30	530,000	GBP	651,987
			816,274
Real Estate Management & Development – 0.3%
Heimstaden Bostad AB, EUR SWAP ANNUAL 5 YR + 3.9140%, 3.3750%‡,µ	590,000	EUR	594,007
Technology – 4.9%
Apple Inc, 2.3750%, 2/8/41	2,500,000		2,177,721
Apple Inc, 2.6500%, 5/11/50	584,000		508,672
Applied Materials Inc, 1.7500%, 6/1/30	1,100,000		995,736
Broadcom Inc, 4.3000%, 11/15/32	583,000		591,609
Equinix Inc, 2.1500%, 7/15/30	892,000		780,649
Fiserv Inc, 1.6250%, 7/1/30	446,000	EUR	477,665
Global Payments Inc, 2.9000%, 5/15/30	1,088,000		1,004,162
Lenovo Group Ltd, 3.4210%, 11/2/30	1,027,000		950,682
Lenovo Group Ltd, 3.4210%, 11/2/30 (144A)	200,000		185,138
Mastercard Inc, 1.0000%, 2/22/29	700,000	EUR	757,799
PayPal Holdings Inc, 2.3000%, 6/1/30#	301,000		280,192
SK Hynix Inc, 2.3750%, 1/19/31	791,000		689,471
TSMC Global Ltd, 0.7500%, 9/28/25 (144A)	1,200,000		1,111,289
VMware Inc, 4.6500%, 5/15/27	696,000		729,273
			11,240,058
Tobacco – 0.2%
BAT Capital Corp, 4.7000%, 4/2/27	319,000		327,181
Transportation – 0.6%
Autostrade per l’Italia SpA, 2.0000%, 12/4/28	658,000	EUR	707,900
Heathrow Funding Ltd, 2.7500%, 10/13/29	184,000	GBP	233,864
United Parcel Service Inc, 4.4500%, 4/1/30	282,000		307,081
			1,248,845
Water Utilities – 0.3%
Severn Trent Utilities Finance PLC, 2.6250%, 2/22/33	183,000	GBP	235,043
Thames Water Utilities Finance PLC, 2.3750%, 4/22/40	434,000	GBP	496,863
			731,906
Total Corporate Bonds (cost $89,100,636)			82,085,671
Foreign Government Bonds– 41.1%
Australia Government Bond, 1.7500%, 6/21/51	1,035,000	AUD	555,503
Canadian Government Bond, 2.2500%, 6/1/29	3,137,000	CAD	2,493,262
China Government Bond, 2.5600%, 10/21/23	7,990,000	CNY	1,264,927
China Government Bond, 3.2900%, 5/23/29	29,850,000	CNY	4,845,783
China Government Bond, 2.6800%, 5/21/30	42,470,000	CNY	6,593,135
China Government Bond, 3.8600%, 7/22/49	27,070,000	CNY	4,580,294
European Union, 0%, 10/4/30	3,706,000	EUR	3,776,998
European Union, 0%, 7/4/31	1,773,681	EUR	1,783,074
European Union, 0.1000%, 10/4/40	1,043,000	EUR	931,390
Federal Republic of Germany Bond, 0%, 8/15/29	1,097,791	EUR	1,176,306

Shares or Principal Amounts			Value
Foreign Government Bonds– (continued)
Federal Republic of Germany Bond, 0%, 8/15/31	4,611,649	EUR	$4,863,513
French Republic Government Bond OAT, 0%, 11/25/30	2,836,621	EUR	2,916,993
French Republic Government Bond OAT, 4.0000%, 4/25/60	190,489	EUR	367,891
Indonesia Treasury Bond, 8.3750%, 3/15/34	79,094,000,000	IDR	6,033,782
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/15/23	592,000	EUR	662,228
Italy Buoni Poliennali Del Tesoro, 1.8500%, 7/1/25 (144A)	2,888,000	EUR	3,290,559
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	734,000	EUR	977,043
Japan Government Forty Year Bond, 0.8000%, 3/20/58	43,750,000	JPY	345,468
Japan Government Ten Year Bond, 0.4000%, 6/20/25	513,850,000	JPY	4,279,030
Japan Government Ten Year Bond, 0.1000%, 12/20/29	1,245,600,000	JPY	10,205,692
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	648,762
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	277,600,000	JPY	2,194,732
Kingdom of Belgium Government Bond, 1.0000%, 6/22/26 (144A)	3,992,096	EUR	4,515,624
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	1,008,352	EUR	1,316,296
Mexican Bonos, 8.0000%, 11/7/47	11,750,000	MXN	562,923
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	4,426,906
Province of Quebec Canada, 3.0000%, 9/1/23	5,500,000	CAD	4,447,318
Republic of the Philippines, 4.2000%, 3/29/47	$750,000		782,547
Spain Government Bond, 0.6000%, 10/31/29 (144A)	2,778,000	EUR	2,964,712
Spain Government Bond, 1.2500%, 10/31/30 (144A)	1,272,000	EUR	1,411,528
United Kingdom Gilt, 1.6250%, 10/22/28	4,460,984	GBP	5,926,621
United Kingdom Gilt, 1.5000%, 7/22/47	1,981,600	GBP	2,441,921
Total Foreign Government Bonds (cost $97,760,221)			93,582,761
Inflation-Indexed Bonds– 4.7%
Japanese Government CPI Linked Bond, 0.1000%, 3/10/29((cost $11,873,492)	1,228,260,200	JPY	10,688,085
Mortgage-Backed Securities– 4.4%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	495,954		481,467
Fannie Mae Pool:
2.5000%, 11/1/34	250,774		249,037
4.5000%, 11/1/42	17,456		18,525
3.0000%, 1/1/43	7,561		7,544
4.5000%, 10/1/44	41,342		43,921
4.5000%, 3/1/45	60,546		64,323
4.5000%, 6/1/45	31,671		33,965
4.5000%, 2/1/46	59,403		63,041
3.0000%, 3/1/46	1,306,847		1,297,629
3.0000%, 2/1/47	1,930,066		1,925,078
3.0000%, 9/1/49	2,366		2,330
2.5000%, 1/1/50	7,060		6,790
2.5000%, 10/1/50	9,380		8,990
2.5000%, 1/1/51	40,465		38,769
3.0000%, 2/1/57	28,901		28,697
			3,788,639
Freddie Mac Pool:
3.0000%, 5/1/31	230,049		232,842
3.0000%, 9/1/32	1,100		1,114
3.0000%, 10/1/32	1,680		1,700
3.0000%, 12/1/32	254,288		257,054
2.5000%, 4/1/33	261,414		260,499
2.5000%, 11/1/34	235,794		234,161
3.0000%, 6/1/43	261		258
4.5000%, 5/1/44	29,881		32,042
4.5000%, 7/1/48	14,741		15,309
3.0000%, 10/1/49	472		464
3.0000%, 11/1/49	3,458,196		3,403,872
3.0000%, 11/1/49	97,669		96,071
3.0000%, 11/1/49	33,670		33,120
3.0000%, 12/1/49	48,894		48,094
3.0000%, 12/1/49	11,096		10,915
3.0000%, 12/1/49	4,934		4,854
2.5000%, 1/1/50	3,056		2,939
3.0000%, 3/1/50	2,168		2,130
			4,637,438
Ginnie Mae II Pool:
4.0000%, 5/20/48	327,385		335,979
4.0000%, 6/20/48	763,986		783,803
			1,119,782
Total Mortgage-Backed Securities (cost $10,417,756)			10,027,326
United States Treasury Notes/Bonds– 11.1%
2.6250%, 12/31/25	7,943,500		7,971,737
1.2500%, 12/31/26	3,253,000		3,073,450
1.1250%, 2/15/31	7,813,800		7,055,312
1.2500%, 8/15/31	5,171,500		4,701,217

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
3.3750%, 5/15/44	$1,401,300	$1,573,397
3.0000%, 2/15/49	901,900	991,350
Total United States Treasury Notes/Bonds (cost $27,132,377)		25,366,463
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	702,532	702,532
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$175,633	175,633
Total Investments Purchased with Cash Collateral from Securities Lending (cost $878,165)		878,165
Total Investments (total cost $240,736,739) – 99.4%		226,150,839
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		1,433,438
Net Assets – 100%		$227,584,277

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$74,406,109	32.9%
Japan	29,331,124	13.0
China	21,500,987	9.5
United Kingdom	18,026,717	8.0
Canada	11,367,486	5.0
Germany	9,990,906	4.4
France	6,497,092	2.9
Supranational	6,491,462	2.9
Spain	6,139,881	2.7
Belgium	6,037,287	2.7
Indonesia	6,033,782	2.7
Italy	5,637,730	2.5
Mexico	2,818,562	1.2
Switzerland	1,962,866	0.9
Netherlands	1,780,954	0.8
United Arab Emirates	1,677,661	0.7
Czech Republic	1,359,324	0.6
Qatar	1,353,201	0.6
Sweden	1,315,025	0.6
Saudi Arabia	1,295,967	0.6
Taiwan	1,111,289	0.5
Turkey	1,003,624	0.4
Philippines	782,547	0.3
Hong Kong	755,726	0.3
Australia	736,721	0.3
South Africa	701,750	0.3
Democratic Republic of the Congo	692,160	0.3
South Korea	689,471	0.3
Brazil	636,863	0.3
Mauritius	599,850	0.3
Ireland	591,357	0.3
Luxembourg	576,893	0.3
Finland	553,782	0.2
Thailand	454,922	0.2
Oman	342,416	0.1
Israel	314,170	0.1
Poland	233,414	0.1
Portugal	224,811	0.1
Russia	124,950	0.1

Total	$226,150,839	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$3,044	$-	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	430∆	-	-	702,532
Total Affiliated Investments - 0.3%	$3,474	$-	$-	$702,532

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	-	88,336,393	(88,336,393)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	-	4,575,139	(3,872,607)	702,532

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	5/13/22	4,711,849	$(3,386,123)	$140,838
British Pound	5/13/22	1,284,834	(1,749,893)	(62,803)
British Pound	5/13/22	(695,240)	946,924	34,019
Euro	5/13/22	(4,025,070)	4,574,083	115,819
Japanese Yen	5/13/22	(66,260,016)	544,000	(888)
Mexican Peso	5/13/22	6,059,146	(293,912)	8,525
Singapore Dollar	5/13/22	2,643,000	(1,966,531)	(16,116)

				219,394
Barclays Capital, Inc.:
Euro	5/13/22	167,036	(183,003)	2,009
Swedish Krona	5/13/22	8,754,000	(944,729)	(12,348)

				(10,339)
BNP Paribas:
Danish Krone	5/16/22	(206,000)	31,591	901
Israeli Shekel	5/13/22	2,600,000	(815,165)	734

				1,635
Citibank, National Association:
Canadian Dollar	5/13/22	(5,586,029)	4,398,292	(69,939)
Japanese Yen	5/13/22	205,118,674	(1,779,886)	(93,095)

				(163,034)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Swiss Franc	5/13/22	1,718,996	$(1,869,341)	(5,692)
HSBC Securities (USA), Inc.:
Euro	5/13/22	83,933	(92,915)	51
Euro	5/13/22	269,748	(299,698)	(919)
Euro	5/13/22	(1,342,864)	1,500,000	12,612
Euro	5/13/22	(380,717)	420,000	(1,691)
Hungarian Forint	5/13/22	598,910,200	(1,750,000)	45,590
Japanese Yen	5/13/22	(98,512,518)	850,000	39,884
Norwegian Krone	5/13/22	2,573,408	(289,655)	2,671
Polish Zloty	5/13/22	(7,583,840)	1,750,000	(50,554)

				47,644
JPMorgan Chase Bank, National Association:
British Pound	5/13/22	(5,236,277)	7,106,730	231,083
Euro	5/13/22	3,138,321	(3,578,925)	(102,846)
Euro	5/13/22	(1,359,111)	1,549,320	43,936
Korean Won	5/13/22	3,232,375,000	(2,696,095)	(26,856)
New Zealand Dollar	5/13/22	2,000	(1,330)	54

				145,371
Morgan Stanley & Co:
Australian Dollar	5/13/22	(380,502)	280,000	(4,817)
Canadian Dollar	5/13/22	(600,840)	470,000	(10,608)
Polish Zloty	5/13/22	3,745,000	(941,676)	(52,539)

				(67,964)
UBS AG:
British Pound	5/13/22	(305,113)	400,000	(637)
Total				$166,378

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
Euro-BTP	10	6/10/22	$1,529,842	$(63,422)
Ultra Long Term US Treasury Bond	13	6/30/22	2,302,625	(86,531)
Total - Futures Long				(149,953)
Futures Short:
Euro-Bobl	117	6/10/22	(16,676,201)	482,932
Euro-Bund	5	6/10/22	(877,467)	40,642
Total - Futures Short				523,574
Total				$373,621

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
SONIA 1D	1.1450% Fixed Rate	Annual	10/24/23	69,700,000	GBP	$-	$(1,000,005)	$(1,000,005)
1.0050% Fixed Rate	SONIA 1D	Annual	10/22/27	72,400,000	GBP	-	441,573	441,573
1.0990% Fixed Rate	SOFR	Annual	11/22/26	13,000,000	USD	-	599,803	599,803
NIBOR 6M	1.8200% Fixed Rate	Annual	11/22/26	132,450,000	NOK	-	(606,710)	(606,710)
SARON 1D	(0.6150)% Fixed Rate	Annual	12/16/23	82,100,000	CHF	-	(799,553)	(799,553)
TONA 1D	0.0638% Fixed Rate	Annual	1/25/28	8,688,400,000	JPY	-	(296,068)	(296,068)
0.1878% Fixed Rate	TONA 1D	Annual	1/25/33	4,367,400,000	JPY	-	424,510	424,510
Total						$-	$(1,236,450)	$(1,236,450)

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value

Credit Default Swap Index

iTraxx Europe, Fixed Rate 5.00% Paid Quarterly	NR	6/20/27	20,400,000	EUR	$1,432,394	$247,321	$1,679,715
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2022

Credit default swaps:
Average notional value - sell protection	$ 423,998
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	61,857,742
Average amounts sold - in USD	53,574,396
Futures contracts:
Average notional value of contracts - long	3,899,370
Average notional value of contracts - short	30,940,701
Inflation swaps:
Average notional value - pay fixed rate/receive floating rate	204,310
Average notional value - receive fixed rate/pay floating rate	(199,155)
Interest rate swaps:
Average notional value - pay fixed rate/receive floating rate	243,673
Average notional value - receive fixed rate/pay floating rate	(576,053)

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PJSC	Private Joint Stock Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $27,996,803, which represents 12.3% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,522,368	$-
Corporate Bonds	-	82,085,671	-
Foreign Government Bonds	-	93,582,761	-
Inflation-Indexed Bonds	-	10,688,085	-
Mortgage-Backed Securities	-	10,027,326	-
United States Treasury Notes/Bonds	-	25,366,463	-
Investments Purchased with Cash Collateral from Securities Lending	-	878,165	-
Total Investments in Securities	$-	$226,150,839	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	678,726	-
Futures Contracts	523,574	-	-
Centrally Cleared Swaps	-	1,713,207	-
Total Assets	$523,574	$228,542,772	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$512,348	$-
Futures Contracts	149,953	-	-
Centrally Cleared Swaps	-	2,702,336	-
Total Liabilities	$149,953	$3,214,684	$-

(a)

Other financial instruments include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70273 05-22